American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
October 31, 2024

One Choice Portfolio: Conservative - Schedule of Investments
OCTOBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.9%
Diversified Bond Fund Investor Class	22,572,684	206,765,790
High Income Fund Investor Class	1,507,281	13,083,198
Inflation-Adjusted Bond Fund Investor Class	8,990,862	95,752,676
Short Duration Fund Investor Class	7,939,836	77,810,389
Short Duration Inflation Protection Bond Fund Investor Class	5,550,317	57,723,301
		451,135,354
Domestic Equity Funds — 32.9%
Focused Large Cap Value Fund Investor Class	7,340,126	81,622,203
Growth Fund Investor Class	1,035,566	59,721,064
Heritage Fund Investor Class	1,491,772	38,353,471
Mid Cap Value Fund Investor Class	2,747,271	46,181,634
Select Fund Investor Class	131,875	15,776,224
Small Cap Growth Fund Investor Class(2)	484,543	10,136,648
Small Cap Value Fund Investor Class	937,932	10,214,078
Sustainable Equity Fund Investor Class	1,837,464	100,784,879
		362,790,201
International Fixed Income Funds — 15.6%
Emerging Markets Debt Fund Investor Class	2,654,737	23,680,258
Global Bond Fund Investor Class	16,927,985	148,289,149
		171,969,407
International Equity Funds — 10.6%
Global Real Estate Fund Investor Class	1,139,781	15,694,779
International Growth Fund Investor Class	3,460,659	43,777,337
International Small-Mid Cap Fund Investor Class	1,238,276	12,258,934
International Value Fund Investor Class	4,995,855	44,612,989
		116,344,039
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $969,204,885)		1,102,239,001
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$1,102,239,001

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$207,673	$4,474	$3,592	$(1,789)	$206,766	22,573	$(467)	$2,256
High Income Fund	13,897	215	1,245	216	13,083	1,507	(113)	215
Inflation-Adjusted Bond Fund	98,047	—	3,004	710	95,753	8,991	(317)	—
Short Duration Fund	85,266	975	9,044	613	77,810	7,940	(509)	975
Short Duration Inflation Protection Bond Fund	57,411	—	236	548	57,723	5,550	10	—
Focused Large Cap Value Fund	78,898	387	—	2,337	81,622	7,340	—	372
Growth Fund	56,300	1,699	—	1,722	59,721	1,036	—	—
Heritage Fund	39,069	—	2,450	1,734	38,353	1,492	759	—
Mid Cap Value Fund	48,618	175	2,280	(331)	46,182	2,747	748	175
Select Fund	16,212	—	727	291	15,776	132	132	—
Small Cap Growth Fund(3)	11,797	—	1,617	(43)	10,137	485	42	—
Small Cap Value Fund	12,052	24	1,212	(650)	10,214	938	168	24
Sustainable Equity Fund	99,883	—	690	1,592	100,785	1,837	261	—
Emerging Markets Debt Fund	23,266	263	—	151	23,680	2,655	—	264
Global Bond Fund	150,885	—	4,273	1,677	148,289	16,928	(613)	—
Global Real Estate Fund	14,461	415	—	819	15,695	1,140	—	—
International Growth Fund	44,643	—	—	(865)	43,778	3,461	—	—
International Small-Mid Cap Fund	12,872	—	212	(401)	12,259	1,238	(27)	—
International Value Fund	45,162	—	—	(549)	44,613	4,996	—	—
	$1,116,412	$8,627	$30,582	$7,782	$1,102,239	92,986	$74	$4,281
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.